TAXATION - Effects of Deferred Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, Opening balance	$ 697,036
Deferred tax liability, Opening balance	(338,370)
Consolidated statements of comprehensive income	(227,452)	$ 181,339	$ 263,338
Other	(8)	373	(85,415)
Deferred tax asset, Closing balance	458,153	697,036
Deferred tax liability, Closing balance	(326,947)	(338,370)
Net deferred tax asset (liability), Opening balance	358,666	176,954	(969)
Net deferred tax asset (liability), Closing balance	131,206	358,666	176,954
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, Opening balance	92,393	114,182	90,949
Consolidated statements of comprehensive income	11,605	(21,789)	19,052
Other	0	0	4,181
Deferred tax asset, Closing balance	103,998	92,393	114,182
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, Opening balance	2,378	1,734	2,968
Consolidated statements of comprehensive income	1,857	644	(1,320)
Other	0	0	86
Deferred tax asset, Closing balance	4,235	2,378	1,734
Net operating loss carryover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, Opening balance	3,865	562	474
Consolidated statements of comprehensive income	(3,179)	3,360	(1,655)
Other	0	(57)	1,743
Deferred tax asset, Closing balance	686	3,865	562
Federal tax credits carryover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, Opening balance	184,975	183,460	99,117
Consolidated statements of comprehensive income	(21,817)	1,515	84,343
Other	0	0	0
Deferred tax asset, Closing balance	163,158	184,975	183,460
Property, plant, and equipment and natural gas and oil properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, Opening balance	(255,440)	(266,987)	(244,874)
Consolidated statements of comprehensive income	2,853	11,360	65,910
Other	0	187	(88,023)
Deferred tax liability, Closing balance	(252,587)	(255,440)	(266,987)
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, Opening balance	378,918	202,802	46,237
Consolidated statements of comprehensive income	(225,861)	176,116	156,565
Other	0	0	0
Deferred tax asset, Closing balance	153,057	378,918	202,802
Investment in partnerships
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, Opening balance	(82,930)	(72,105)	0
Consolidated statements of comprehensive income	8,570	(11,068)	(67,379)
Other	0	243	(4,726)
Deferred tax liability, Closing balance	(74,360)	(82,930)	(72,105)
163(j) interest expense limitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, Opening balance	15,573	0
Consolidated statements of comprehensive income	8,751	15,573
Other
Deferred tax asset, Closing balance	24,324	15,573	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, Opening balance	18,934	13,306	4,160
Consolidated statements of comprehensive income	(10,231)	5,628	7,822
Other	(8)	0	1,324
Deferred tax asset, Closing balance	$ 8,695	$ 18,934	$ 13,306